3 - Marketable Debt Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Available-for-sale Securities, Basis for Valuation, Other than Equity Securities	Debt securities available for sale are carried at estimated fair market value.
Proceeds from Sale of Securities, Operating Activities	$ 0	$ 7,029,938	$ 265,977
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	18,350,000	15,855,000	11,399,450
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	9	10	7,869
Available-for-sale Securities, Gross Realized Gains		$ 234,819	$ 1,296